Segment Information - Summary of Geographical Analysis of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 34,022	$ 18,373	$ 46,863	$ 38,080
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	33,337	16,730	45,953	34,885
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 685	$ 1,643	$ 910	$ 3,195